Income Taxes - Schedule of Income Tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income Tax [Abstract]
Current income taxes	$ 2,670	$ 171,683	$ 297,284
Deferred income taxes	(1,314,494)	(196,288)	(187,662)
(Benefit from) provision for income taxes	$ (1,311,824)	$ (24,605)	$ 109,622